Offerings - Offering: 1	Apr. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share ("Shares"), reserved for issuance under the 2025 Omnibus Incentive Plan Omnibus Incentive Plan
Amount Registered | shares	14,630,444
Proposed Maximum Offering Price per Unit	11.47
Maximum Aggregate Offering Price	$ 167,811,192.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,174.73
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional Shares that become issuable under the Venture Global, Inc. 2025 Omnibus Incentive Plan as a result of any stock dividend, stock split, recapitalization, or other similar transaction.

(b) Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Shares as reported on the New York Stock Exchange on April 17, 2026, a date that is within five business days prior to the filing of this Registration Statement.

(c) Rounded up to the nearest cent.